Segment analysis - Reconciliation Between Underlying Trading Profit by Reportable Segment and Profit Before Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Disclosure of operating segments [line items]
Underlying trading profit	$ 2,149	$ 1,630		$ 1,584
Central and other costs	(50)	(38)		(45)
Gain on disposal of businesses	0	0		38
Business restructuring	11	(72)		(79)
Corporate restructuring	(22)	(25)		0
Pension plan changes/closure	0	0		(9)
Net finance costs	(144)	(140)		(74)
Share of profit/(loss) after tax of associates	1	(2)	[1]	2	[1],[2]
Gain on disposal of interests in associates and other investments	0	7	[1]	3	[1],[2]
Impairment of interests in associates	0	(22)	[1]	(9)	[1],[2]
Impact of leases	77	68		0
Profit before tax	1,891	1,292	[1]	1,301	[1],[2]
Acquired
Disclosure of operating segments [line items]
Amortization charge for the year	(131)	(114)		(110)
USA
Disclosure of operating segments [line items]
Underlying trading profit	2,073	1,587		1,508
Canada and Central Europe
Disclosure of operating segments [line items]
Underlying trading profit	$ 76	$ 43		$ 76

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.